Employees' Retirement Benefits (Schedule Of Fair Values of Pension Plan Assets) (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 Pension Plans, Defined Benefit USD ($)	Mar. 31, 2013 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2012 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2011 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Cash and Cash Equivalents USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Cash and Cash Equivalents JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Japanese Government Bonds/Local Government Bonds USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Japanese Government Bonds/Local Government Bonds JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Domestic Corporate Bonds USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Domestic Corporate Bonds JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Foreign Government Bonds USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Foreign Government Bonds JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Foreign Corporate Bonds USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Foreign Corporate Bonds JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Domestic Equity Securities USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Domestic Equity Securities JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Foreign Equity Securities USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Foreign Equity Securities JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Securities Investment Trust Domestic/Debt Securities USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Securities Investment Trust Domestic/Debt Securities JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Securities Investment Trust Domestic/Equity Securities USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Securities Investment Trust Domestic/Equity Securities JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Securities Investment Trust Foreign/Debt Securities USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Securities Investment Trust Foreign/Debt Securities JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Securities Investment Trust Foreign/Equity Securities USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Securities Investment Trust Foreign/Equity Securities JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Pooled Funds USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Pooled Funds JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Life Insurance Company General Accounts USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Life Insurance Company General Accounts JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit Others USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit Others JPY (¥)	Mar. 31, 2013 NTT CDBP JPY (¥)	Mar. 31, 2012 NTT CDBP JPY (¥)	Mar. 31, 2011 NTT CDBP JPY (¥)	Mar. 31, 2013 NTT CDBP Cash and Cash Equivalents JPY (¥)	Mar. 31, 2012 NTT CDBP Cash and Cash Equivalents JPY (¥)	Mar. 31, 2013 NTT CDBP Japanese Government Bonds/Local Government Bonds JPY (¥)	Mar. 31, 2012 NTT CDBP Japanese Government Bonds/Local Government Bonds JPY (¥)	Mar. 31, 2013 NTT CDBP Domestic Corporate Bonds JPY (¥)	Mar. 31, 2012 NTT CDBP Domestic Corporate Bonds JPY (¥)	Mar. 31, 2013 NTT CDBP Foreign Government Bonds JPY (¥)	Mar. 31, 2012 NTT CDBP Foreign Government Bonds JPY (¥)	Mar. 31, 2013 NTT CDBP Foreign Corporate Bonds JPY (¥)	Mar. 31, 2012 NTT CDBP Foreign Corporate Bonds JPY (¥)	Mar. 31, 2013 NTT CDBP Domestic Equity Securities JPY (¥)	Mar. 31, 2012 NTT CDBP Domestic Equity Securities JPY (¥)	Mar. 31, 2013 NTT CDBP Foreign Equity Securities JPY (¥)	Mar. 31, 2012 NTT CDBP Foreign Equity Securities JPY (¥)	Mar. 31, 2013 NTT CDBP Securities Investment Trust Domestic/Debt Securities JPY (¥)	Mar. 31, 2012 NTT CDBP Securities Investment Trust Domestic/Debt Securities JPY (¥)	Mar. 31, 2013 NTT CDBP Securities Investment Trust Domestic/Equity Securities JPY (¥)	Mar. 31, 2012 NTT CDBP Securities Investment Trust Domestic/Equity Securities JPY (¥)	Mar. 31, 2013 NTT CDBP Securities Investment Trust Foreign/Debt Securities JPY (¥)	Mar. 31, 2012 NTT CDBP Securities Investment Trust Foreign/Debt Securities JPY (¥)	Mar. 31, 2013 NTT CDBP Securities Investment Trust Foreign/Equity Securities JPY (¥)	Mar. 31, 2012 NTT CDBP Securities Investment Trust Foreign/Equity Securities JPY (¥)	Mar. 31, 2013 NTT CDBP Pooled Funds JPY (¥)	Mar. 31, 2012 NTT CDBP Pooled Funds JPY (¥)	Mar. 31, 2013 NTT CDBP Life Insurance Company General Accounts JPY (¥)	Mar. 31, 2012 NTT CDBP Life Insurance Company General Accounts JPY (¥)	Mar. 31, 2013 NTT CDBP Others JPY (¥)	Mar. 31, 2012 NTT CDBP Others JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit Cash and Cash Equivalents USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit Cash and Cash Equivalents JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit Japanese Government Bonds/Local Government Bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit Japanese Government Bonds/Local Government Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit Foreign Government Bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit Foreign Government Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit Foreign Corporate Bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit Foreign Corporate Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit Domestic Equity Securities USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit Domestic Equity Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit Foreign Equity Securities USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Pension Plans, Defined Benefit Foreign Equity Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 NTT CDBP JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 NTT CDBP JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 NTT CDBP Cash and Cash Equivalents JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 NTT CDBP Cash and Cash Equivalents JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 NTT CDBP Japanese Government Bonds/Local Government Bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 NTT CDBP Japanese Government Bonds/Local Government Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 NTT CDBP Foreign Government Bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 NTT CDBP Foreign Government Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 NTT CDBP Foreign Corporate Bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 NTT CDBP Foreign Corporate Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 NTT CDBP Domestic Equity Securities JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 NTT CDBP Domestic Equity Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 NTT CDBP Foreign Equity Securities JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 NTT CDBP Foreign Equity Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Japanese Government Bonds/Local Government Bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Japanese Government Bonds/Local Government Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Domestic Corporate Bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Domestic Corporate Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Foreign Government Bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Foreign Government Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Foreign Corporate Bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Foreign Corporate Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Domestic Equity Securities USD ($)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Securities Investment Trust Domestic/Debt Securities USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Securities Investment Trust Domestic/Debt Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Securities Investment Trust Domestic/Equity Securities USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Securities Investment Trust Domestic/Equity Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Securities Investment Trust Foreign/Debt Securities USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Securities Investment Trust Foreign/Debt Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Securities Investment Trust Foreign/Equity Securities USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Securities Investment Trust Foreign/Equity Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Pooled Funds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Pooled Funds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Life Insurance Company General Accounts USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Life Insurance Company General Accounts JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Others USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Pension Plans, Defined Benefit Others JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP Japanese Government Bonds/Local Government Bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP Japanese Government Bonds/Local Government Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP Domestic Corporate Bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP Domestic Corporate Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP Foreign Government Bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP Foreign Government Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP Foreign Corporate Bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP Foreign Corporate Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP Domestic Equity Securities JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP Domestic Equity Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP Securities Investment Trust Domestic/Debt Securities JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP Securities Investment Trust Domestic/Debt Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP Securities Investment Trust Domestic/Equity Securities JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP Securities Investment Trust Domestic/Equity Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP Securities Investment Trust Foreign/Debt Securities JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP Securities Investment Trust Foreign/Debt Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP Securities Investment Trust Foreign/Equity Securities JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP Securities Investment Trust Foreign/Equity Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP Pooled Funds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP Pooled Funds JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP Life Insurance Company General Accounts JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP Life Insurance Company General Accounts JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 NTT CDBP Others JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 NTT CDBP Others JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 3 Pension Plans, Defined Benefit USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 3 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 3 Pension Plans, Defined Benefit Foreign Equity Securities USD ($)	Mar. 31, 2013 Fair Value, Inputs, Level 3 Pension Plans, Defined Benefit Others USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 3 Pension Plans, Defined Benefit Others JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 3 NTT CDBP JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 3 NTT CDBP JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 3 NTT CDBP Foreign Equity Securities JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 3 NTT CDBP Others JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 3 NTT CDBP Others JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 1,125,165	¥ 1,125,165	¥ 1,072,879	¥ 1,086,800	$ 9,372	¥ 6,226	$ 393,379	¥ 367,251	$ 104,626	¥ 112,217	$ 86,897	¥ 84,180	$ 3,124	¥ 4,060	$ 137,846	¥ 130,239	$ 89,903	¥ 85,101	$ 13,505	¥ 13,179	$ 12,233	¥ 11,064	$ 8,366	¥ 7,845	$ 10,367	¥ 10,683	$ 102,896	¥ 89,983	$ 150,375	¥ 148,643	$ 2,276	¥ 2,208	¥ 983,336	¥ 897,247	¥ 898,141	¥ 7,245	¥ 5,650	¥ 290,222	¥ 256,288	¥ 82,001	¥ 81,363	¥ 65,432	¥ 60,576	¥ 1,672	¥ 2,417	¥ 182,455	¥ 154,912	¥ 104,945	¥ 94,772	¥ 16,726	¥ 14,997	¥ 22,944	¥ 19,660	¥ 14,274	¥ 12,547	¥ 14,586	¥ 13,831	¥ 114,828	¥ 114,020	¥ 62,246	¥ 61,529	¥ 3,760	¥ 4,685	$ 656,710	¥ 658,930	$ 9,372	¥ 6,226	$ 381,676	¥ 354,172	$ 37,786	¥ 82,886	$ 216	¥ 306	$ 137,781	¥ 130,239	$ 89,879	¥ 85,101	¥ 605,191	¥ 562,532	¥ 7,245	¥ 5,650	¥ 281,605	¥ 247,161	¥ 29,090	¥ 59,927	¥ 60	¥ 123	¥ 182,326	¥ 154,899	¥ 104,865	¥ 94,772	$ 466,246	¥ 411,751	$ 11,703	¥ 13,079	$ 104,626	¥ 112,217	$ 49,111	¥ 1,294	$ 2,908	¥ 3,754	$ 65	$ 13,505	¥ 13,179	$ 12,233	¥ 11,064	$ 8,366	¥ 7,845	$ 10,367	¥ 10,683	$ 102,896	¥ 89,983	$ 150,375	¥ 148,643	$ 91	¥ 10	¥ 374,319	¥ 330,028	¥ 8,617	¥ 9,127	¥ 82,001	¥ 81,363	¥ 36,342	¥ 649	¥ 1,612	¥ 2,294	¥ 129	¥ 13	¥ 16,726	¥ 14,997	¥ 22,944	¥ 19,660	¥ 14,274	¥ 12,547	¥ 14,586	¥ 13,831	¥ 114,828	¥ 114,020	¥ 62,246	¥ 61,529	¥ 14	¥ (2)	$ 2,209	¥ 2,198	$ 24	$ 2,185	¥ 2,198	¥ 3,826	¥ 4,687	¥ 80	¥ 3,746	¥ 4,687